Interest Expense - Schedule of Components of Interest Expense (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt securities:
Interest expense		$ 118,313		$ 133,049		$ 362,606		$ 409,129		$ 541,757		$ 395,586		$ 223,455
Match Funded Liabilties [Member]
Debt securities:
Interest expense		15,425		15,097		45,379		46,762		61,576		75,979		122,292
Financing Liabilities [Member]
Debt securities:
Interest expense		73,866	[1],[2],[3]	88,246	[1],[2],[3]	222,067	[1],[2],[3]	281,930	[1],[2],[3]	371,852	[4],[5]	228,985	[4],[5]	54,710	[4],[5]
Other Secured Borrowings [Member]
Debt securities:
Interest expense		19,822		20,790		68,447		62,359		82,837		81,851		41,510
6.625% Senior Unsecured Notes [Member]
Debt securities:
Interest expense		6,741		6,141		19,521		9,466		15,595		0		0
3.25% Convertible Notes [Member]
Debt securities:
Interest expense	[6]									0		0		153
10.875% Capital Securities [Member]
Debt securities:
Interest expense	[7]									0		0		1,894
Other [Member]
Debt securities:
Interest expense		$ 2,459		$ 2,775		$ 7,192		$ 8,612		$ 9,897		$ 8,771		$ 2,896

[1]	Includes $8.2 million and $8.5 million for the three and nine months ended September 30, 2015, respectively, of fees incurred in connection with our agreement to compensate NRZ for certain increased costs associated with its servicing advance financing facilities that are the direct result of a downgrade of our S&P servicer rating.
[2]	Includes interest expense related to financing liabilities recorded in connection with the NRZ/HLSS Transactions as indicated in the table below. Three months Nine Months2015 2014 2015 2014Servicing fees collected on behalf of NRZ$175,994 $177,113 $531,399 $553,423Less: Subservicing fee retained by Ocwen91,597 83,550 272,802 266,514Net servicing fees remitted to NRZ84,397 93,563 258,597 286,909Less: Reduction in financing liability21,160 8,736 52,159 12,960Interest expense on NRZ financing liability$63,237$84,827 $206,438 $273,949
[3]	Interest expense that we expect to be paid on the HMBS-related borrowings is included with net fair value gains in Other revenues.
[4]	Includes interest expense related to financing liabilities recorded in connection with the HLSS Transactions as indicated in the table below:201420132012Servicing fees collected on behalf of HLSS$736,122 $633,377$117,789Less: Servicing fee retained by Ocwen358,053 317,72350,162Net servicing fees remitted to HLSS378,069 315,65467,627Less: Reduction in financing liability17,374 87,06812,917Interest expense on HLSS financing liability$360,695$228,586$54,710The reduction in financing liability for 2014 does not include $2.0 million in reimbursements to HLSS for the loss of servicing revenues when we were terminated as servicer and the related Rights to MSRs had been sold to HLSS.
[5]	Interest expense that we expect to be paid on the HMBS-related borrowings is included with net fair value gains in Other revenues.
[6]	We redeemed the remaining 3.25% Convertible Notes outstanding on March 28, 2012.
[7]	We redeemed the remaining 10.875% Capital Securities outstanding on August 31, 2012.